Goodwill and Intangible Assets, net - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 1,857	$ 1,857
Goodwill acquired in Dutch DNA acquisition	15,177	0
Measurement period adjustment	5,000	0
Currency translation	(722)	0
Ending balance	$ 21,312	$ 1,857